Pension and other post-retirement benefits (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2015	Jan. 31, 2015
Total benefit costs (CHF million)
Total benefit costs	177	358	360
Fair value of plan assets (CHF million)
Beginning of the measurement period	17,919
End of the measurement period	19,511	17,919
Funded status recognized (CHF million)
Funded status of the plan - overfunded/(underfunded)	133	1,435
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(4,010)	(2,757)
Prior service credit/(cost)	452	515
Total	(3,558)	(2,242)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Tax	375	(388)	(1)
Actuarial gains/(losses), Net	(1,453)	744
Prior service credit/(cost), Net	20
Amortization of actuarial losses/ (gains), Net	152	262
Amortization of prior service cost/(credit), Net	(76)	(72)
Immediate recognition due to curtailment/settlement, Net	41	15
Total amounts recognized in other comprehensive income, Net	(1,316)	949
Defined benefit pension plans
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(3,960)	(2,717)
Prior service credit/(cost)	435	512
Total	(3,525)	(2,205)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross	(1,861)	1,027
Actuarial gains/(losses), Tax	424	(288)
Actuarial gains/(losses), Net	(1,437)	739
Prior service credit/(cost), Gross	0
Prior service credit/(cost), Tax	0
Prior service credit/(cost), Net	0
Amortization of actuarial losses/(gains), Gross	189	337
Amortization of actuarial losses/(gains), Tax	(43)	(83)
Amortization of actuarial losses/ (gains), Net	146	254
Amortization of prior service cost/(credit), Gross	(88)	(92)
Amortization of prior service cost/(credit), Tax	18	20
Amortization of prior service cost/(credit), Net	(70)	(72)
Immediate recognition due to curtailment/settlement, Gross	51	18
Immediate recognition due to curtailment/settlement, Tax	(10)	(3)
Immediate recognition due to curtailment/settlement, Net	41	15
Total amounts recognized in other comprehensive income, Gross	(1,709)	1,290
Total amounts recognized in other comprehensive income, Tax	389	(354)
Total amounts recognized in other comprehensive income, Net	(1,320)	936
Other tax impacts in other comprehensive income		37
Amounts in AOCI, net of tax, expected to be amortized in the next fiscal year
Amortization of actuarial losses/(gains)	335
Amortization of prior service cost/(credit)	(68)
Total	267
Defined benefit pension plans | Forecast/Estimate
Contributions disclosures
Contribution to be made by the entity in next fiscal year				398
Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Employees participating in defined benefit plans (as a percent)	77.00%	79.00%
Value of plan assets (as a percent)	80.00%	83.00%
Pension benefit obligation (as a percent)	81.00%	82.00%
Total benefit costs (CHF million)
Service costs on benefit obligation	253	347	347
Interest costs on benefit obligation	338	304	378
Expected return on plan assets	(547)	(575)	(617)
Amortization of recognized prior service cost/(credit)	(88)	(92)	(52)
Amortization of recognized actuarial losses/(gains)	137	258	144
Net periodic benefit costs	93	242	200
Settlement losses/(gains)	44	40	90
Curtailment losses/(gains)	(9)	(28)	(35)
Special termination benefits	17	19	19
Total benefit costs	145	273	274
PBO (CHF million)
Beginning of the measurement period	13,473	14,296
Plan participant contributions	200	209
Service costs	253	347	347
Interest costs	338	304	378
Plan amendments	0	0
Settlements	(169)	(208)
Curtailments	(16)	(5)
Special termination benefits	17	19
Actuarial losses/(gains)	2,280	(736)
Benefit payments	(715)	(753)
Exchange rate losses/(gains)	0	0
End of the measurement period	15,661	13,473	14,296
Fair value of plan assets (CHF million)
Beginning of the measurement period	14,912	14,340
Actual return on plan assets	970	913
Employer contributions	437	411
Plan participant contributions	200	209
Settlements	(169)	(208)
Benefit payments	(715)	(753)
Exchange rate gains/(losses)	0	0
End of the measurement period	15,635	14,912	14,340
Funded status recognized (CHF million)
Funded status of the plan - overfunded/(underfunded)	(26)	1,439
Total funded status recognized in the consolidated balance sheet at December 31	(26)	1,439
Total amount recognized (CHF million)
Noncurrent assets	0	1,439
Current liabilities	0	0
Noncurrent liabilities	(26)	0
Total amount recognized in the consolidated balance sheet at December 31	(26)	1,439
ABO (CHF million)
End of the measurement period	15,110	13,043
Funded status of the plan - overfunded/(underfunded), basis ABO	525	1,869
Net benefit pension cost (%)
Discount rate (as a percent)	2.60%	2.20%	2.80%
Salary increases (as a percent)	1.20%	1.20%	1.40%
Expected long-term rate of return on plan assets (as a percent)	3.75%	4.00%	4.25%
Benefit obligation (%)
Discount rate (as a percent)	1.25%	2.60%	2.20%
Salary increases (as a percent)	1.00%	1.20%	1.20%
Defined benefit pension plans - Switzerland | Forecast/Estimate
Health care cost assumptions
Approximate estimated impact of lower Swiss franc discount rate on US GAAP equity and CET1 capital from SNB announcement to lower interest rates on Swiss pension plan					600
Defined benefit pension plans - Switzerland, saving section
Defined benefit plan, Disclosure
Employee contributions, number of contribution levels	3
Defined benefit pension plans - Switzerland, saving section | Minimum
Defined benefit plan, Disclosure
Employee contributions (as a percent)	5.00%
Employer contributions (as a percent)	7.50%
Defined benefit pension plans - Switzerland, saving section | Maximum
Defined benefit plan, Disclosure
Employee contributions (as a percent)	14.00%
Employer contributions (as a percent)	25.00%
Defined benefit pension plans - International
Total benefit costs (CHF million)
Service costs on benefit obligation	19	24	30
Interest costs on benefit obligation	134	122	127
Expected return on plan assets	(178)	(161)	(164)
Amortization of recognized prior service cost/(credit)	0	0	(1)
Amortization of recognized actuarial losses/(gains)	52	79	74
Net periodic benefit costs	27	64	66
Settlement losses/(gains)	(2)	0	0
Curtailment losses/(gains)	0	0	0
Special termination benefits	0	0	0
Total benefit costs	25	64	66
PBO (CHF million)
Beginning of the measurement period	2,843	2,773
Plan participant contributions	0	0
Service costs	19	24	30
Interest costs	134	122	127
Plan amendments	0	0
Settlements	(4)	(4)
Curtailments	0	(2)
Special termination benefits	1	1
Actuarial losses/(gains)	463	69
Benefit payments	(109)	(97)
Exchange rate losses/(gains)	192	(43)
End of the measurement period	3,539	2,843	2,773
Fair value of plan assets (CHF million)
Beginning of the measurement period	3,007	2,893
Actual return on plan assets	637	183
Employer contributions	135	67
Plan participant contributions	0	0
Settlements	(2)	(4)
Benefit payments	(109)	(97)
Exchange rate gains/(losses)	208	(35)
End of the measurement period	3,876	3,007	2,893
Funded status recognized (CHF million)
Funded status of the plan - overfunded/(underfunded)	337	164
Total funded status recognized in the consolidated balance sheet at December 31	337	164
Total amount recognized (CHF million)
Noncurrent assets	822	520
Current liabilities	(8)	(8)
Noncurrent liabilities	(477)	(348)
Total amount recognized in the consolidated balance sheet at December 31	337	164
ABO (CHF million)
End of the measurement period	3,469	2,785
Net benefit pension cost (%)
Discount rate (as a percent)	4.71%	4.47%	4.78%
Salary increases (as a percent)	4.31%	4.02%	4.03%
Expected long-term rate of return on plan assets (as a percent)	6.16%	6.18%	6.43%
Benefit obligation (%)
Discount rate (as a percent)	3.82%	4.71%	4.47%
Salary increases (as a percent)	4.19%	4.31%	4.02%
Other post-retirement defined benefit plans
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(50)	(40)
Prior service credit/(cost)	17	3
Total	(33)	(37)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross	(25)	8
Actuarial gains/(losses), Tax	9	(3)
Actuarial gains/(losses), Net	(16)	5
Prior service credit/(cost), Gross	32
Prior service credit/(cost), Tax	(12)
Prior service credit/(cost), Net	20
Amortization of actuarial losses/(gains), Gross	9	13
Amortization of actuarial losses/(gains), Tax	(3)	(5)
Amortization of actuarial losses/ (gains), Net	6	8
Amortization of prior service cost/(credit), Gross	(9)	0
Amortization of prior service cost/(credit), Tax	3	0
Amortization of prior service cost/(credit), Net	(6)	0
Immediate recognition due to curtailment/settlement, Gross	0	0
Immediate recognition due to curtailment/settlement, Tax	0	0
Immediate recognition due to curtailment/settlement, Net	0	0
Total amounts recognized in other comprehensive income, Gross	7	21
Total amounts recognized in other comprehensive income, Tax	(3)	(8)
Total amounts recognized in other comprehensive income, Net	4	13
Amounts in AOCI, net of tax, expected to be amortized in the next fiscal year
Amortization of actuarial losses/(gains)	8
Amortization of prior service cost/(credit)	(13)
Total	(5)
Other post-retirement defined benefit plans | Forecast/Estimate
Contributions disclosures
Contribution to be made by the entity in next fiscal year				10
Other post-retirement defined benefit plans - International
Total benefit costs (CHF million)
Service costs on benefit obligation	0	0	1
Interest costs on benefit obligation	7	8	8
Expected return on plan assets	0	0	0
Amortization of recognized prior service cost/(credit)	(9)	0	(2)
Amortization of recognized actuarial losses/(gains)	9	13	13
Net periodic benefit costs	7	21	20
Settlement losses/(gains)	0	0	0
Curtailment losses/(gains)	0	0	0
Special termination benefits	0	0	0
Total benefit costs	7	21	20
PBO (CHF million)
Beginning of the measurement period	168	180
Plan participant contributions	0	0
Service costs	0	0	1
Interest costs	7	8	8
Plan amendments	(32)	0
Settlements	0	0
Curtailments	0	0
Special termination benefits	0	0
Actuarial losses/(gains)	25	(8)
Benefit payments	(8)	(8)
Exchange rate losses/(gains)	18	(4)
End of the measurement period	178	168	180
Fair value of plan assets (CHF million)
Beginning of the measurement period	0	0
Actual return on plan assets	0	0
Employer contributions	8	8
Plan participant contributions	0	0
Settlements	0	0
Benefit payments	(8)	(8)
Exchange rate gains/(losses)	0	0
End of the measurement period	0	0	0
Funded status recognized (CHF million)
Funded status of the plan - overfunded/(underfunded)	(178)	(168)
Total funded status recognized in the consolidated balance sheet at December 31	(178)	(168)
Total amount recognized (CHF million)
Noncurrent assets	0	0
Current liabilities	(10)	(8)
Noncurrent liabilities	(168)	(160)
Total amount recognized in the consolidated balance sheet at December 31	(178)	(168)
ABO (CHF million)
End of the measurement period	178	168
Net benefit pension cost (%)
Discount rate (as a percent)	5.10%	4.30%	4.70%
Benefit obligation (%)
Discount rate (as a percent)	4.20%	5.10%	4.30%
Health care cost assumptions
Weighted-average rate of health care benefit assumed (as a percent)	8.00%	8.00%	9.00%
Weighted-average rate of health care benefit decrease (as a percent)	5.00%
Increase in post-retirement expenses due 1% increase in health care cost trend rate assumption	0.2	1.3	1.4
Increase in accumulated post-retirement defined benefit obligation due 1% increase in health care cost trend rate assumption	5	23	27
Decrease in post-retirement expenses due to 1% decrease in health care cost trend rate assumption	0.3	1.0	1.1
Decrease in post-retirement defined benefit obligation due to 1% decrease in health care cost trend rate assumption	4	19	22
Other post-retirement defined benefit plans - International | Forecast/Estimate
Health care cost assumptions
Weighted-average rate of health care benefit assumed (as a percent)				8.00%
Bank
Total benefit costs (CHF million)
Total benefit costs	32	85	86
Funded status recognized (CHF million)
Funded status of the plan - overfunded/(underfunded)	159	(4)
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(656)	(714)
Prior service credit/(cost)	17	3
Total	(639)	(711)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Tax	27	(99)	(30)
Actuarial gains/(losses), Net	14	(104)
Prior service credit/(cost), Net	20
Amortization of actuarial losses/ (gains), Net	44	58
Amortization of prior service cost/(credit), Net	(6)
Immediate recognition due to curtailment/settlement, Net		2
Total amounts recognized in other comprehensive income, Net	72	(44)
Bank | Defined benefit pension plans - Switzerland
Total benefit costs (CHF million)
Entity's calculated amortization	48	158	88
Entity's calculated reduction compared to group plan contribution	277	131	197
PBO (CHF million)
Entity contribution to the group plan (as a percent)	95.00%
Funded status recognized (CHF million)
Bank's calculated share in total overfunding/(under)funding of the Group plan on an PBO basis	(25)	1,367
Bank | Defined benefit pension plans - Switzerland | Forecast/Estimate
Contributions disclosures
Contributions by the entity to the group plan				359
Bank | Defined benefit pension plans - Switzerland, saving section | Minimum
Defined benefit plan, Disclosure
Employer contributions (as a percent)	7.50%
Bank | Defined benefit pension plans - Switzerland, saving section | Maximum
Defined benefit plan, Disclosure
Employer contributions (as a percent)	25.00%
Bank | Defined benefit pension plans - International
Total benefit costs (CHF million)
Service costs on benefit obligation	19	24	30
Interest costs on benefit obligation	134	122	127
Expected return on plan assets	(178)	(161)	(164)
Amortization of recognized prior service cost/(credit)	0	0	(1)
Amortization of recognized actuarial losses/(gains)	52	79	74
Net periodic benefit costs	27	64	66
Settlement losses/(gains)	(2)	0	0
Total benefit costs	25	64	66
PBO (CHF million)
Beginning of the measurement period	2,843	2,773
Service costs	19	24	30
Interest costs	134	122	127
Plan amendments	0	0
Settlements	(4)	(4)
Curtailments	0	(2)
Special termination benefits	1	1
Actuarial losses/(gains)	463	69
Benefit payments	(109)	(97)
Exchange rate losses/(gains)	192	(43)
End of the measurement period	3,539	2,843	2,773
Fair value of plan assets (CHF million)
Beginning of the measurement period	3,007	2,893
Actual return on plan assets	637	183
Employer contributions	135	67
Settlements	(2)	(4)
Benefit payments	(109)	(97)
Exchange rate gains/(losses)	208	(35)
End of the measurement period	3,876	3,007	2,893
Funded status recognized (CHF million)
Funded status of the plan - overfunded/(underfunded)	337	164
Total funded status recognized in the consolidated balance sheet at December 31	337	164
Total amount recognized (CHF million)
Noncurrent assets	822	520
Current liabilities	(8)	(8)
Noncurrent liabilities	(477)	(348)
Total amount recognized in the consolidated balance sheet at December 31	337	164
ABO (CHF million)
End of the measurement period	3,469	2,785
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(606)	(674)
Prior service credit/(cost)	0	0
Total	(606)	(674)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross	(5)	(47)
Actuarial gains/(losses), Tax	35	(62)
Actuarial gains/(losses), Net	30	(109)
Prior service credit/(cost), Gross	0
Prior service credit/(cost), Tax	0
Prior service credit/(cost), Net	0
Amortization of actuarial losses/(gains), Gross	52	79
Amortization of actuarial losses/(gains), Tax	(14)	(29)
Amortization of actuarial losses/ (gains), Net	38	50
Amortization of prior service cost/(credit), Gross	0
Amortization of prior service cost/(credit), Tax	0
Amortization of prior service cost/(credit), Net	0
Immediate recognition due to curtailment/settlement, Gross		2
Immediate recognition due to curtailment/settlement, Tax		0
Immediate recognition due to curtailment/settlement, Net		2
Total amounts recognized in other comprehensive income, Gross	47	34
Total amounts recognized in other comprehensive income, Tax	21	(91)
Total amounts recognized in other comprehensive income, Net	68	(57)
Other tax impacts in other comprehensive income		37
Amounts in AOCI, net of tax, expected to be amortized in the next fiscal year
Amortization of actuarial losses/(gains)	58
Amortization of prior service cost/(credit)	0
Total	58
Net benefit pension cost (%)
Discount rate (as a percent)	4.71%	4.47%	4.78%
Salary increases (as a percent)	4.31%	4.02%	4.03%
Expected long-term rate of return on plan assets (as a percent)	6.16%	6.18%	6.43%
Benefit obligation (%)
Discount rate (as a percent)	3.82%	4.71%	4.47%
Salary increases (as a percent)	4.19%	4.31%	4.02%
Bank | Defined benefit pension plans - International | Forecast/Estimate
Contributions disclosures
Contribution to be made by the entity in next fiscal year				20
Bank | Other post-retirement defined benefit plans - International
Total benefit costs (CHF million)
Service costs on benefit obligation	0	0	1
Interest costs on benefit obligation	7	8	8
Expected return on plan assets	0	0	0
Amortization of recognized prior service cost/(credit)	(9)	0	(2)
Amortization of recognized actuarial losses/(gains)	9	13	13
Net periodic benefit costs	7	21	20
Settlement losses/(gains)	0	0	0
Total benefit costs	7	21	20
PBO (CHF million)
Beginning of the measurement period	168	180
Service costs	0	0	1
Interest costs	7	8	8
Plan amendments	(32)	0
Settlements	0	0
Curtailments	0	0
Special termination benefits	0	0
Actuarial losses/(gains)	25	(8)
Benefit payments	(8)	(8)
Exchange rate losses/(gains)	18	(4)
End of the measurement period	178	168	180
Fair value of plan assets (CHF million)
Beginning of the measurement period	0	0
Actual return on plan assets	0	0
Employer contributions	8	8
Settlements	0	0
Benefit payments	(8)	(8)
Exchange rate gains/(losses)	0	0
End of the measurement period	0	0	0
Funded status recognized (CHF million)
Funded status of the plan - overfunded/(underfunded)	(178)	(168)
Total funded status recognized in the consolidated balance sheet at December 31	(178)	(168)
Total amount recognized (CHF million)
Noncurrent assets	0	0
Current liabilities	(10)	(8)
Noncurrent liabilities	(168)	(160)
Total amount recognized in the consolidated balance sheet at December 31	(178)	(168)
ABO (CHF million)
End of the measurement period	178	168
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(50)	(40)
Prior service credit/(cost)	17	3
Total	(33)	(37)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross	(25)	8
Actuarial gains/(losses), Tax	9	(3)
Actuarial gains/(losses), Net	(16)	5
Prior service credit/(cost), Gross	32
Prior service credit/(cost), Tax	(12)
Prior service credit/(cost), Net	20
Amortization of actuarial losses/(gains), Gross	9	13
Amortization of actuarial losses/(gains), Tax	(3)	(5)
Amortization of actuarial losses/ (gains), Net	6	8
Amortization of prior service cost/(credit), Gross	(9)
Amortization of prior service cost/(credit), Tax	3
Amortization of prior service cost/(credit), Net	(6)
Immediate recognition due to curtailment/settlement, Gross		0
Immediate recognition due to curtailment/settlement, Tax		0
Immediate recognition due to curtailment/settlement, Net		0
Total amounts recognized in other comprehensive income, Gross	7	21
Total amounts recognized in other comprehensive income, Tax	(3)	(8)
Total amounts recognized in other comprehensive income, Net	4	13
Amounts in AOCI, net of tax, expected to be amortized in the next fiscal year
Amortization of actuarial losses/(gains)	8
Amortization of prior service cost/(credit)	(13)
Total	(5)
Net benefit pension cost (%)
Discount rate (as a percent)	5.10%	4.30%	4.70%
Benefit obligation (%)
Discount rate (as a percent)	4.20%	5.10%	4.30%
Health care cost assumptions
Weighted-average rate of health care benefit assumed (as a percent)	8.00%	8.00%	9.00%
Weighted-average rate of health care benefit decrease (as a percent)	5.00%
Increase in post-retirement expenses due 1% increase in health care cost trend rate assumption	0.2	1.3	1.4
Increase in accumulated post-retirement defined benefit obligation due 1% increase in health care cost trend rate assumption	5	23	27
Decrease in post-retirement expenses due to 1% decrease in health care cost trend rate assumption	0.3	1.0	1.1
Decrease in post-retirement defined benefit obligation due to 1% decrease in health care cost trend rate assumption	4	19	22
Bank | Other post-retirement defined benefit plans - International | Forecast/Estimate
Contributions disclosures
Contribution to be made by the entity in next fiscal year				10
Health care cost assumptions
Weighted-average rate of health care benefit assumed (as a percent)				8.00%